4. Significant Strategic Drug Development Collaborations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Shares issued for equity investment, value	$ 337,340	$ 10,811,196
Research, development, license and supply agreement [Member] | Baxalta [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Shares issued for equity investment, shares		324,097
Shares issued for equity investment, value		$ 10,000,000
Revenue recognized			$ 1,000,000
Percent ownership in Xenetic	8.00%	8.70%
Stock subscription and collaborative development agreement [Member] | SynBio LLC [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue recognized	$ 0
Percent ownership in Xenetic	39.00%	41.60%
Warrant granted to purchase common stock, common shares available for purchase		204,394
License and supply agreements [Member] | Serum Institute of India Ltd [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue recognized	$ 0
Percent ownership in Xenetic	8.50%	9.20%
Warrant granted to purchase common stock, common shares available for purchase		96,970